Document and Entity Information	Apr. 25, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	BERKSHIRE HATHAWAY INC
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001067983
Document Type	8-K
Document Period End Date	Apr. 25, 2024
Entity File Number	001-14905
Entity Tax Identification Number	47-0813844
Entity Address, Address Line One	3555 Farnam Street
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68131
City Area Code	(402)
Local Phone Number	346-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	BRK.A
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock
Trading Symbol	BRK.B
Security Exchange Name	NYSE
M 1.125 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	BRK27
Security Exchange Name	NYSE
M 1.625 Senior Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2035
Trading Symbol	BRK35
Security Exchange Name	NYSE
M 2.150 Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.150% Senior Notes due 2028
Trading Symbol	BRK28
Security Exchange Name	NYSE
M 2.375 Senior Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2039
Trading Symbol	BRK39
Security Exchange Name	NYSE
M 2.625 Senior Notes Due 2059 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Senior Notes due 2059
Trading Symbol	BRK59
Security Exchange Name	NYSE
M 0.000 Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Senior Notes due 2025
Trading Symbol	BRK25
Security Exchange Name	NYSE
M 0.500 Senior Notes Due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2041
Trading Symbol	BRK41
Security Exchange Name	NYSE
M 1.500 Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2030
Trading Symbol	BRK30
Security Exchange Name	NYSE
M 2.000 Senior Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2034
Trading Symbol	BRK34
Security Exchange Name	NYSE